Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Sep. 29, 2018 USD ($)	Sep. 30, 2017 USD ($) derivatives	Oct. 01, 2016 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Advertising expense	$ 2,800	$ 2,600	$ 2,900
Ultimate Revenues from Theatrical Release Maximum Period	10 years
Ultimate Revenues from TV Series Delivery of First Episode Maximum Period	10 years
Ultimate Revenues from TV Series Delivery of Recent Episode Maximum Period	5 years
Amortization Film Library Maximum Period	20 years
Film Development Write Off Maximum Period	3 years
Internal-Use software costs capitalized, net of accumulated depreciation	$ 659	710
Impairment of Intangible Assets (Excluding Goodwill)	$ 210	$ 22	$ 7
Number of Types of Derivatives | derivatives		2
Measurement of tax benefit, minimum likelihood of largest amount being realized upon ultimate settlement		50.00%
Maximum
Indefinite-lived Intangible Assets [Line Items]
Amortizable intangible assets, maximum amortization period	40 years
Attractions, Buildings and Improvements | Minimum
Indefinite-lived Intangible Assets [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Attractions, Buildings and Improvements | Maximum
Indefinite-lived Intangible Assets [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Software and Software Development Costs | Minimum
Indefinite-lived Intangible Assets [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Software and Software Development Costs | Maximum
Indefinite-lived Intangible Assets [Line Items]
Property, Plant and Equipment, Useful Life	10 years